Fair Value Measurement - Schedule of Reconciliation of the Beginning and Ending Balances for Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - Derivative Liabilities - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 172,235	¥ 63,942
Changes in fair value	20,917	104,589
Extinguishment of derivative liabilities	(194,265)
Exchange rate effect	1,113	3,704
Ending Balance		¥ 172,235